COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Minimum future rental payments, as of December 31, 2013 are as follows:
2014	$3,783
2015	2,127
2016	1,615
2017-2021	1,648
$9,173